Derivative Liabilities (Vaporin Inc) (Details Narrative) - Vaporin Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Notes, interest rate	10.00%
Derivative liability	$ 43,944	$ 0
Change in fair value of derivatives	251,625
Derivative expense	86,484
Reclassification to paid-in capital due to payment of convertible notes	$ 90,064